Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

10	Leases

Lease Liabilities	2025 £’000	2024 £’000	2023 £’000
At 1 January	297	464	624
Interest expenses	10	19	28
Lease payments	(246)	(186)	(188)
At 31 December	61	297	464

The right of use assets is disclosed in note 9.

In April 2021 the Group signed an agreement to lease new premises in Cardiff, Wales, to house its corporate offices and laboratories. The agreement to lease allowed the Group to carry out the Cat A works and fit out prior to completion of the lease and its occupation in August 2021. The lease agreed was for a 5 year period with no break clause. The lease was recognised as a right of use asset in 2021. The recognition in 2021 of the right of use asset and corresponding lease liability were a non cash investing and financing transaction.

Low value leases expensed in year:

	2025 £’000	2024 £’000	2023 £’000
Low value leases expensed	1	1	2
Total	1	1	2

Total cash outflow for leases in 2025 was £246,000 (2024: £187,000; 2023: £190,000).